2. Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2019
Accounting Policies [Abstract]
Allowance for bad debt	$ 129,204	$ 0
Allowance for slow moving inventory	611,789	128,194
Impairment of long-lived assets	0	0
Advertising expense	103,249	1,824
Uncertain tax positions	0	0
Contingent purchase consideration, net of current portion	$ 3,779,000	$ 0	$ 3,779,000